GOODWILL - Change in Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
GOODWILL.
Goodwill before impairment, Beginning balance	$ 2,028,245	$ 1,955,837	$ 1,954,521
Goodwill before impairment, Ending balance	2,027,651	2,028,245	1,955,837
Accumulated impairment charge, Beginning balance	(525,000)	(525,000)	(525,000)
Accumulated impairment charge, Ending balance	(525,000)	(525,000)	(525,000)
Goodwill - net, Beginning balance	1,503,245	1,430,837	1,429,521
Goodwill - net, Ending balance	1,502,651	1,503,245	1,430,837
Goodwill related to acquisition		75,782
Effects of fluctuations in foreign currency exchange rates	$ (594)	$ (3,374)	$ 1,316